UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Capital Income Builder®

Investment portfolio

July 31, 2017

unaudited

Common stocks74.02% Financials11.48%	Shares	Value (000)
Sampo Oyj, Class A1,2	33,182,548	$1,818,072
Zurich Insurance Group AG2	2,739,469	835,088
HSBC Holdings PLC (GBP denominated)2	40,787,341	408,003
HSBC Holdings PLC (HKD denominated)2	32,203,442	323,021
BNP Paribas SA2	8,426,849	654,416
Lloyds Banking Group PLC2	654,903,365	566,836
JPMorgan Chase & Co.	5,820,941	534,362
BB&T Corp.	9,686,800	458,379
Intesa Sanpaolo SpA2	129,243,239	438,519
CME Group Inc., Class A	3,488,400	427,748
Toronto-Dominion Bank (CAD denominated)	7,928,700	408,725
Banco Santander, SA2	59,614,927	407,156
Principal Financial Group, Inc.	5,911,000	394,559
KBC Groep NV2	4,554,559	377,316
Wells Fargo & Co.	6,013,800	324,384
Swedbank AB, Class A2	11,972,271	312,562
Prudential PLC2	11,657,500	284,187
Royal Bank of Canada	3,800,000	283,488
DBS Group Holdings Ltd2	15,280,892	243,472
ABN AMRO Group NV, depository receipts2	7,952,747	225,101
Société Générale2	3,759,945	220,885
Prudential Financial, Inc.	1,824,600	206,599
Westpac Banking Corp.2	7,627,485	194,921
Hang Seng Bank Ltd.2	8,544,000	185,795
Mercury General Corp.1	2,909,700	174,262
St. James’s Place PLC2	10,167,448	163,238
UBS Group AG2	9,308,000	162,135
American International Group, Inc.	2,345,600	153,520
Svenska Handelsbanken AB, Class A2	10,164,269	151,279
Bank of Montreal	1,633,082	123,861
Bank of China Ltd., Class H2	228,061,000	112,249
Skandinaviska Enskilda Banken AB, Class A2	8,807,421	111,560
Invesco Ltd.	2,858,900	99,404
Marsh & McLennan Companies, Inc.	973,000	75,865
Bangkok Bank PCL, nonvoting depository receipt2	13,859,000	74,772
Aberdeen Asset Management PLC2	14,421,700	62,793
Bank of Nova Scotia	1,006,400	62,697
Union National Bank PJSC2	45,068,892	55,614
New York Community Bancorp, Inc.	3,647,300	47,889
MONETA Money Bank, AS, non-registered shares2	7,813,482	28,157
Donnelley Financial Solutions, Inc.3	278,381	6,458
		12,199,347
Consumer staples10.65%
Philip Morris International Inc.	23,825,431	2,780,666
British American Tobacco PLC2	19,034,676	1,186,018
British American Tobacco PLC (ADR)	7,943,787	496,645

Capital Income Builder — Page 1 of 35

unaudited

Common stocks Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	23,357,578	$1,517,542
Imperial Brands PLC2	35,706,552	1,472,472
Coca-Cola Co.	30,875,700	1,415,342
Nestlé SA2	10,711,138	905,810
Diageo PLC2	11,101,000	358,286
Kimberly-Clark Corp.	2,431,100	299,414
Procter & Gamble Co.	2,859,000	259,654
Japan Tobacco Inc.2	4,646,900	161,655
Unilever PLC2	2,417,700	138,050
PepsiCo, Inc.	862,000	100,518
Kraft Heinz Co.	825,433	72,192
SalMar ASA2	2,461,823	64,034
Unilever NV, depository receipts2	1,020,000	59,522
Convenience Retail Asia Ltd.1,2	51,330,000	25,564
		11,313,384
Utilities7.42%
SSE PLC1,2	61,379,743	1,117,439
Iberdrola, SA, non-registered shares2	124,742,856	983,711
Dominion Energy, Inc.	11,109,050	857,397
Duke Energy Corp.	7,770,809	661,451
EDP - Energias de Portugal, SA1,2	184,855,751	656,432
National Grid PLC2	47,208,188	583,087
Southern Co.	10,909,443	522,890
Engie SA2	22,208,613	357,811
Power Assets Holdings Ltd.2	33,142,000	328,869
Enel SPA2	54,980,725	313,807
CMS Energy Corp.	6,292,700	290,974
Exelon Corp.	7,048,000	270,220
CK Infrastructure Holdings Ltd.2	27,673,000	258,446
PG&E Corp.	3,112,000	210,651
Glow Energy PCL2	38,648,000	94,066
Red Eléctrica de Corporación, SA2	4,063,156	87,129
Ratchaburi Electricity Generating Holding PCL, foreign registered2	47,637,000	77,292
Pennon Group PLC2	6,702,451	71,207
CLP Holdings Ltd.2	4,255,000	45,366
Sempra Energy	376,000	42,492
Infratil Ltd.2	14,867,000	34,493
Algonquin Power & Utilities Corp.	1,601,200	17,120
		7,882,350
Health care7.41%
AbbVie Inc.	31,393,000	2,194,685
Novartis AG2	18,855,743	1,606,830
Amgen Inc.	7,477,730	1,304,939
GlaxoSmithKline PLC2	28,595,100	571,521
AstraZeneca PLC2	6,729,448	400,167
AstraZeneca PLC (ADR)	3,935,300	118,768
Pfizer Inc.	14,435,150	478,669
Johnson & Johnson	3,373,000	447,664
Roche Holding AG, non-registered shares, nonvoting2	1,238,142	312,961
ConvaTec Group PLC2,3	46,407,197	190,220
Takeda Pharmaceutical Co. Ltd.2	2,502,000	132,374

Capital Income Builder — Page 2 of 35

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Merck & Co., Inc.	936,000	$59,792
Eli Lilly and Co.	683,500	56,498
		7,875,088
Telecommunication services7.04%
Verizon Communications Inc.	44,796,138	2,168,133
Vodafone Group PLC2	386,253,564	1,131,059
AT&T Inc.	25,012,710	975,496
Singapore Telecommunications Ltd.2	267,743,210	784,119
BCE Inc.	8,210,000	385,361
TELUS Corp.	8,710,508	314,605
Nippon Telegraph and Telephone Corp.2	6,257,300	305,896
BT Group PLC2	61,497,100	254,355
Com Hem Holding AB1,2	14,281,000	208,679
HKT Trust and HKT Ltd., units2	157,728,460	206,813
Inmarsat PLC2	16,690,499	170,752
Telia Co. AB2	36,210,000	170,177
TalkTalk Telecom Group PLC1,2	47,945,000	113,865
Intouch Holdings PCL, nonvoting depository receipts2	41,644,556	74,738
Intouch Holdings PCL2	17,855,444	32,045
freenet AG2	3,122,600	105,405
CenturyLink, Inc.	3,500,000	81,445
		7,482,943
Energy6.82%
Royal Dutch Shell PLC, Class B2	44,753,000	1,276,379
Royal Dutch Shell PLC, Class A2	16,067,088	453,105
Royal Dutch Shell PLC, Class B (ADR)	2,779,900	160,845
Royal Dutch Shell PLC, Class A (ADR)	51,846	2,931
Exxon Mobil Corp.	15,420,300	1,234,241
Chevron Corp.	5,942,800	648,894
Enbridge Inc. (CAD denominated)	11,975,943	496,424
TOTAL SA2	8,943,049	454,245
Occidental Petroleum Corp.	6,960,103	431,039
TransCanada Corp.	7,419,183	379,067
Valero Energy Corp.	3,800,000	262,086
Helmerich & Payne, Inc.	4,196,615	212,433
Williams Companies, Inc.	6,640,900	211,048
Suncor Energy Inc.	6,046,900	197,255
Inter Pipeline Ltd.	9,270,300	183,064
BP PLC2	28,740,992	168,590
Whitecap Resources Inc.1	21,385,000	157,975
Kinder Morgan, Inc.	7,105,700	145,170
Baker Hughes, a GE Co., Class A	3,703,000	136,604
ConocoPhillips	815,100	36,981
		7,248,376
Information technology5.41%
Taiwan Semiconductor Manufacturing Co., Ltd.2	152,799,000	1,082,730
Microsoft Corp.	13,209,400	960,323
Intel Corp.	23,597,100	836,989
Broadcom Ltd.	1,948,000	480,494
Texas Instruments Inc.	4,206,900	342,358
Apple Inc.	2,260,000	336,130
VTech Holdings Ltd.1,2	20,089,300	290,673

Capital Income Builder — Page 3 of 35

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Cisco Systems, Inc.	8,600,000	$270,470
International Business Machines Corp.	1,783,395	258,004
Vanguard International Semiconductor Corp.1,2	114,815,725	215,235
Paychex, Inc.	2,776,715	160,633
HP Inc.	8,279,300	158,135
QUALCOMM Inc.	2,912,300	154,905
Western Union Co.	4,712,000	93,062
Xilinx, Inc.	1,144,200	72,382
Accenture PLC, Class A	323,300	41,647
		5,754,170
Industrials5.15%
Lockheed Martin Corp.	4,682,574	1,367,920
General Electric Co.	30,897,950	791,296
Abertis Infraestructuras, SA, Class A, non-registered shares2	38,043,994	751,583
BAE Systems PLC2	72,051,900	571,739
Sydney Airport, units2	82,324,384	443,682
Boeing Co.	1,337,300	324,242
Singapore Technologies Engineering Ltd2	73,375,000	203,940
Airbus SE, non-registered shares2	2,075,889	173,093
Nielsen Holdings PLC	3,903,000	167,868
Deutsche Post AG2	2,835,000	110,063
Adecco Group AG2	1,228,100	93,594
United Technologies Corp.	600,000	71,142
BTS Rail Mass Transit Growth Infrastructure Fund2	200,000,000	67,925
Air New Zealand Ltd.2	21,568,882	54,264
Kühne + Nagel International AG2	273,416	47,645
Covanta Holding Corp.	3,025,600	45,686
Caterpillar Inc.	383,200	43,666
Norfolk Southern Corp.	322,000	36,251
Transurban Group2	3,668,056	33,522
Safran SA2	272,000	25,706
PayPoint PLC2	1,905,000	22,520
CTCI Corp. (Taiwan)2	9,300,000	15,165
R.R. Donnelley & Sons Co.	742,351	9,175
LSC Communications, Inc.	278,381	5,952
		5,477,639
Consumer discretionary4.24%
Las Vegas Sands Corp.	15,890,700	979,026
McDonald’s Corp.	3,334,700	517,345
Six Flags Entertainment Corp.1	5,914,558	336,361
SES SA, Class A (FDR)2	11,711,550	275,593
Ford Motor Co.	23,655,000	265,409
Target Corp.	4,500,000	255,015
ITV PLC2	101,864,960	232,487
Greene King PLC1,2	24,691,512	223,295
NEXT PLC2	3,467,000	180,673
Sands China Ltd.2	32,510,800	150,955
ProSiebenSat.1 Media SE2	3,530,069	141,446
Modern Times Group MTG AB, Class B2	3,908,862	135,939
AA PLC1,2	37,969,677	122,549
Daimler AG2	1,345,400	94,364
William Hill PLC2	27,608,000	91,237
Marston’s PLC1,2	50,687,428	77,591

Capital Income Builder — Page 4 of 35

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Gannett Co., Inc.1	8,547,400	$76,670
Toyota Motor Corp.2	1,003,000	56,768
Stella International Holdings Ltd.2	32,259,000	55,165
DineEquity, Inc.1	1,095,551	45,071
Ladbrokes Coral Group PLC2	25,130,000	41,936
BCA Marketplace PLC2	15,524,700	39,753
Barratt Developments PLC2	3,708,355	30,149
Leifheit AG, non-registered shares1,2	640,000	25,318
Fielmann AG2	265,442	21,326
Pacific Textiles Holdings Ltd.2	17,431,000	19,724
Chow Sang Sang Holdings International Ltd.2	5,278,000	12,331
WPP PLC2	342,700	6,989
		4,510,485
Real estate4.00%
Crown Castle International Corp. REIT	11,920,938	1,199,008
Link REIT2	79,989,396	649,774
Gaming and Leisure Properties, Inc. REIT	10,300,257	390,792
Extra Space Storage Inc. REIT	4,417,000	351,151
Iron Mountain Inc. REIT	8,058,956	293,588
Public Storage REIT	981,000	201,664
Lamar Advertising Co. REIT, Class A	2,543,402	179,488
Fibra Uno Administración, SA de CV REIT	78,789,800	145,608
Hospitality Properties Trust REIT	4,941,000	143,585
TAG Immobilien AG1,2	8,457,538	138,784
American Campus Communities, Inc. REIT	2,805,500	134,496
Land and Houses PCL, foreign registered2	205,642,500	61,782
Land and Houses PCL, nonvoting depository receipt2	171,193,500	51,432
Nexity SA, Class A, non-registered shares2	1,409,898	75,659
Unibail-Rodamco SE, non-registered shares REIT2	292,466	73,163
Ventas, Inc. REIT	738,900	49,765
OUTFRONT Media Inc. REIT	1,907,400	43,622
Allied Properties REIT	1,248,000	38,188
Castellum AB, non-registered shares2	1,049,798	16,318
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund REIT2	31,763,600	15,934
		4,253,801
Materials1.72%
Rio Tinto PLC2	10,493,000	488,395
Amcor Ltd.2	37,727,932	463,074
Agrium Inc.	2,479,900	248,238
Potash Corp. of Saskatchewan Inc.	11,289,200	202,077
Givaudan SA2	66,000	131,123
BHP Billiton PLC2	6,376,000	116,261
Dow Chemical Co.	1,486,400	95,486
BASF SE2	470,000	44,793
Praxair, Inc.	265,500	34,557
		1,824,004
Miscellaneous2.68%
Other common stocks in initial period of acquisition		2,845,626
Total common stocks (cost: $67,649,297,000)		78,667,213

Capital Income Builder — Page 5 of 35

unaudited

Preferred securities0.01% Financials0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative4	13,000	$8,100
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,446
Total preferred securities (cost: $17,994,000)		13,546
Convertible stocks0.45% Real estate0.16%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,374,794	164,563
Utilities0.10%
Dominion Resources, Inc., convertible preferred, Series A, units	2,168,702	110,560
Energy0.03%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	729,294	32,286
Miscellaneous0.16%
Other convertible stocks in initial period of acquisition		169,374
Total convertible stocks (cost: $425,137,000)		476,783
Bonds, notes & other debt instruments21.84% U.S. Treasury bonds & notes10.95% U.S. Treasury10.22%	Principal?amount (000)
U.S. Treasury 8.875% 2017	$135,850	136,274
U.S. Treasury 3.50% 20185	75,000	75,940
U.S. Treasury 0.75% 2019	3,000	2,966
U.S. Treasury 1.125% 2019	16,257	16,206
U.S. Treasury 1.25% 2019	154	154
U.S. Treasury 1.625% 2019	470	473
U.S. Treasury 1.75% 2019	13,570	13,680
U.S. Treasury 3.125% 2019	100,000	103,172
U.S. Treasury 8.125% 2019	93,440	106,171
U.S. Treasury 1.125% 2020	51,950	51,528
U.S. Treasury 1.25% 2020	80,850	80,506
U.S. Treasury 1.25% 2020	40,700	40,513
U.S. Treasury 1.375% 2020	70,000	69,833
U.S. Treasury 1.375% 2020	69,577	69,139
U.S. Treasury 1.375% 2020	16,500	16,473
U.S. Treasury 1.50% 2020	25,506	25,524
U.S. Treasury 1.625% 2020	52,000	52,173
U.S. Treasury 1.75% 2020	36,615	36,826
U.S. Treasury 3.50% 2020	182,650	192,789
U.S. Treasury 3.625% 2020	73,700	77,742
U.S. Treasury 8.50% 2020	76,000	89,473
U.S. Treasury 8.75% 2020	179,000	214,682
U.S. Treasury 8.75% 2020	165,000	200,340
U.S. Treasury 1.125% 2021	125,000	122,319
U.S. Treasury 1.125% 2021	89,668	87,654
U.S. Treasury 1.25% 2021	45,000	44,082
U.S. Treasury 1.375% 2021	200,000	197,750

Capital Income Builder — Page 6 of 35

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$19,000	$18,843
U.S. Treasury 1.75% 2021	250,161	250,103
U.S. Treasury 2.00% 2021	125,380	126,683
U.S. Treasury 2.25% 2021	42,570	43,472
U.S. Treasury 3.125% 2021	75,000	79,037
U.S. Treasury 3.625% 2021	31,600	33,791
U.S. Treasury 8.00% 2021	287,500	361,845
U.S. Treasury 8.125% 2021	124,000	155,005
U.S. Treasury 1.75% 2022	1,250,000	1,245,950
U.S. Treasury 1.75% 2022	325,000	323,794
U.S. Treasury 1.875% 2022	1,262,000	1,265,256
U.S. Treasury 1.875% 2022	450,000	451,390
U.S. Treasury 1.875% 2022	89,675	89,879
U.S. Treasury 2.00% 2022	34,650	34,831
U.S. Treasury 2.125% 2022	67,680	68,423
U.S. Treasury 7.25% 2022	137,500	173,143
U.S. Treasury 7.625% 2022	39,700	51,176
U.S. Treasury 1.375% 2023	50,000	48,312
U.S. Treasury 1.50% 2023	64,170	62,691
U.S. Treasury 1.625% 2023	164,250	161,170
U.S. Treasury 2.125% 2023	152,169	153,089
U.S. Treasury 2.25% 2023	150,000	151,893
U.S. Treasury 6.25% 2023	145,000	180,435
U.S. Treasury 7.125% 2023	259,800	330,980
U.S. Treasury 2.00% 2024	850,000	845,223
U.S. Treasury 2.00% 2024	250,000	248,417
U.S. Treasury 2.00% 2024	220,350	219,222
U.S. Treasury 2.125% 2024	220,000	220,869
U.S. Treasury 2.125% 2024	17,000	17,056
U.S. Treasury 2.25% 2024	55,000	55,436
U.S. Treasury 2.25% 2024	20,000	20,242
U.S. Treasury 6.875% 2025	25,000	33,758
U.S. Treasury 7.625% 2025	25,000	34,650
U.S. Treasury 2.00% 2026	95,400	93,240
U.S. Treasury 6.00% 2026	56,000	72,643
U.S. Treasury 6.50% 2026	178,000	241,525
U.S. Treasury 2.25% 2027	12,436	12,401
U.S. Treasury 2.375% 2027	112,079	112,938
U.S. Treasury 6.125% 2027	102,000	137,692
U.S. Treasury 6.375% 2027	45,000	61,506
U.S. Treasury 5.50% 2028	40,000	52,281
U.S. Treasury 6.125% 2029	30,000	41,761
U.S. Treasury 6.25% 2030	107,000	152,317
U.S. Treasury 2.875% 2045	76,415	76,154
U.S. Treasury 3.00% 2047	106,929	109,138
U.S. Treasury 3.00% 2047	14,919	15,237
		10,859,279
U.S. Treasury inflation-protected securities0.73%
U.S. Treasury Inflation-Protected Security 2.375% 20256	167,351	191,765
U.S. Treasury Inflation-Protected Security 0.625% 20266	102,994	104,332
U.S. Treasury Inflation-Protected Security 2.00% 20266	54,623	61,541
U.S. Treasury Inflation-Protected Security 0.375% 20276	181,347	179,204
U.S. Treasury Inflation-Protected Security 2.375% 20276	43,687	51,197

Capital Income Builder — Page 7 of 35

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 20416	$827	$1,034
U.S. Treasury Inflation-Protected Security 0.75% 20426	50,957	48,512
U.S. Treasury Inflation-Protected Security 1.375% 20446	77,258	84,106
U.S. Treasury Inflation-Protected Security 0.875% 20476	55,760	54,090
		775,781
Total U.S. Treasury bonds & notes		11,635,060
Corporate bonds & notes6.07% Energy1.20%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.724% 20217,8,9,10	3,275	276
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.474% 20207,8,9,10	1,417	886
American Energy (Permian Basin) 7.125% 20204	4,425	3,717
American Energy (Permian Basin) 7.375% 20214	1,700	1,419
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,111
Anadarko Petroleum Corp. 5.55% 2026	17,790	20,003
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,810
Anadarko Petroleum Corp. 6.60% 2046	6,425	7,959
APT Pipelines Ltd. 4.20% 20254	4,440	4,607
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20224	1,725	1,772
Boardwalk Pipelines, LP 4.95% 2024	4,695	5,017
Canadian Natural Resources Ltd. 2.95% 2023	6,770	6,795
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,021
Canadian Natural Resources Ltd. 3.85% 2027	26,465	26,800
Canadian Natural Resources Ltd. 4.95% 2047	1,975	2,071
Cenovus Energy Inc. 3.00% 2022	16,340	15,886
Cenovus Energy Inc. 3.80% 2023	6,120	6,144
Cenovus Energy Inc. 4.25% 20274	22,370	21,847
Cenovus Energy Inc. 5.25% 20374	2,646	2,533
Cenovus Energy Inc. 5.40% 20474	10,480	10,112
Cheniere Energy, Inc. 7.00% 2024	2,030	2,322
Cheniere Energy, Inc. 5.875% 2025	725	788
Chesapeake Energy Corp. 8.00% 20224	1,216	1,294
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.686% 20218,9,10	2,150	2,319
Chevron Corp. 1.561% 2019	7,400	7,401
Chevron Corp. 2.10% 2021	20,720	20,767
Chevron Corp. 2.498% 2022	10,540	10,678
Chevron Corp. 2.954% 2026	13,000	13,048
Concho Resources Inc. 5.50% 2023	3,250	3,372
ConocoPhillips 4.95% 2026	4,320	4,870
Devon Energy Corp. 5.85% 2025	1,780	2,046
Devon Energy Corp. 5.00% 2045	7,825	8,009
Diamond Offshore Drilling, Inc. 4.875% 2043	18,910	12,481
Ecopetrol SA 5.875% 2023	3,575	3,946
Ecopetrol SA 5.875% 2045	1,425	1,343
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,577
Enbridge Energy Partners, LP 4.375% 2020	1,865	1,969
Enbridge Energy Partners, LP 5.20% 2020	650	693
Enbridge Energy Partners, LP 5.875% 2025	32,275	37,205
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,739
Enbridge Energy Partners, LP 7.375% 2045	44,505	58,145
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	23,971
Enbridge Inc. 2.90% 2022	3,560	3,590
Enbridge Inc. 4.00% 2023	11,555	12,205

Capital Income Builder — Page 8 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Enbridge Inc. 3.70% 2027	$6,458	$6,560
Enbridge Inc. 5.50% 2046	5,320	6,156
Energy Transfer Partners, LP 4.75% 2026	1,250	1,315
Energy Transfer Partners, LP 4.20% 2027	18,800	18,923
Energy Transfer Partners, LP 5.50% 2027	1,000	1,055
Energy Transfer Partners, LP 6.125% 2045	8,265	9,087
Energy Transfer Partners, LP 5.30% 2047	7,375	7,343
EnLink Midstream Partners, LP 2.70% 2019	5,920	5,936
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,923
EnLink Midstream Partners, LP 4.15% 2025	4,865	4,886
EnLink Midstream Partners, LP 4.85% 2026	5,489	5,790
EnLink Midstream Partners, LP 5.05% 2045	5,095	4,884
EnLink Midstream Partners, LP 5.45% 2047	705	717
Ensco PLC 5.20% 2025	4,265	3,412
Ensco PLC 5.75% 2044	1,000	672
Extraction Oil & Gas Holdings LLC 7.875% 20214	875	918
Exxon Mobil Corp. 2.222% 2021	7,750	7,828
Genel Energy Finance 3 Ltd. 7.50% 20194	11,000	9,982
Halliburton Co. 3.80% 2025	15,380	15,913
Halliburton Co. 5.00% 2045	9,730	10,580
Husky Energy Inc. 6.20% 2017	5,500	5,530
Husky Energy Inc. 7.25% 2019	4,500	5,037
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	7,883
Kinder Morgan Energy Partners, LP 5.40% 2044	6,505	6,702
Kinder Morgan Energy Partners, LP 5.50% 2044	3,200	3,356
Kinder Morgan Finance Co. 5.05% 2046	7,500	7,554
Kinder Morgan, Inc. 4.30% 2025	129,094	135,216
Kinder Morgan, Inc. 5.55% 2045	55,760	60,058
Marathon Oil Corp. 4.40% 2027	27,555	28,073
MPLX LP 4.125% 2027	4,890	4,995
MPLX LP 5.20% 2047	755	784
NGL Energy Partners LP 5.125% 2019	3,100	3,088
NGPL PipeCo LLC 7.119% 20174	10,225	10,429
NGPL PipeCo LLC 4.375% 20224	1,185	1,222
NGPL PipeCo LLC 4.875% 20274	280	289
NGPL PipeCo LLC 7.768% 20374	11,000	13,695
Noble Corp. PLC 5.75% 2018	1,090	1,100
Noble Corp. PLC 7.70% 2025	4,470	3,464
Noble Corp. PLC 8.70% 2045	7,020	5,265
Parsley Energy, Inc. 6.25% 20244	900	958
PDC Energy Inc. 7.75% 2022	5,150	5,388
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	10,683
Petrobras Global Finance Co. 8.375% 2021	4,000	4,519
Petrobras Global Finance Co. 6.25% 2024	2,320	2,424
Petrobras Global Finance Co. 7.375% 2027	1,365	1,482
Petrobras Global Finance Co. 7.25% 2044	300	303
Petrobras Global Finance Co. 6.85% 2115	2,075	1,909
Petróleos Mexicanos 5.50% 2019	3,725	3,904
Petróleos Mexicanos 6.375% 2021	4,780	5,246
Petróleos Mexicanos 4.50% 2026	11,830	11,805
Petróleos Mexicanos 6.875% 2026	62,032	70,555
Petróleos Mexicanos 6.50% 20274	4,940	5,445
Petróleos Mexicanos 5.50% 2044	3,650	3,367
Petróleos Mexicanos 5.625% 2046	7,340	6,794

Capital Income Builder — Page 9 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Petróleos Mexicanos 6.75% 2047	$15,169	$16,006
Petróleos Mexicanos 6.75% 20474	8,300	8,758
Phillips 66 4.30% 2022	11,525	12,396
Phillips 66 Partners LP 3.605% 2025	1,075	1,078
Phillips 66 Partners LP 3.55% 2026	5,195	5,129
Phillips 66 Partners LP 4.68% 2045	160	156
Phillips 66 Partners LP 4.90% 2046	1,485	1,497
Pioneer Natural Resources Co. 3.45% 2021	1,370	1,415
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20194,9	1,415	1,405
QGOG Constellation SA 9.50% 20242,4,9,11	500	409
Range Resources Corp. 4.875% 2025	4,225	4,119
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,537
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,192
Rice Energy Inc. 6.25% 2022	1,750	1,831
Rice Energy Inc. 7.25% 2023	4,250	4,585
Royal Dutch Shell PLC 1.75% 2021	10,865	10,739
Royal Dutch Shell PLC 2.50% 2026	3,810	3,692
Royal Dutch Shell PLC 3.75% 2046	1,250	1,213
Sabine Pass Liquefaction, LLC 5.625% 2021	2,400	2,624
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,115
Sabine Pass Liquefaction, LLC 5.625% 2025	12,895	14,367
Sabine Pass Liquefaction, LLC 5.00% 2027	11,650	12,485
Sabine Pass Liquefaction, LLC 4.20% 2028	2,950	2,998
Schlumberger BV 4.00% 20254	25,760	27,324
Seven Generations Energy Ltd. 6.75% 20234	325	343
Shell International Finance BV 1.875% 2021	5,500	5,465
Shell International Finance BV 4.00% 2046	6,000	6,084
SM Energy Co. 5.625% 2025	825	775
SM Energy Co. 6.75% 2026	575	575
Southwestern Energy Co. 6.70% 2025	10,335	10,228
Spectra Energy Partners, LP 2.95% 2018	4,040	4,089
Sunoco LP 6.25% 2021	3,250	3,404
Targa Resources Partners LP 4.125% 2019	6,000	6,097
Targa Resources Partners LP 5.125% 20254	775	801
TC PipeLines, LP 4.375% 2025	5,345	5,599
Tesoro Logistics LP 5.50% 2019	575	607
Tesoro Logistics LP 6.25% 2022	1,400	1,494
TransCanada Corp. 6.50% 2018	10,000	10,484
TransCanada Corp. 5.875% 2076	61,650	67,612
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 3.392% 206710	8,000	7,560
Transocean Inc. 8.375% 2021	1,985	2,109
Transportadora de Gas Peru SA 4.25% 20284,9	2,175	2,265
Ultra Petroleum Corp. 6.875% 20224	3,250	3,352
Valero Energy Partners LP 4.375% 2026	4,466	4,633
Weatherford International PLC 7.75% 2021	1,475	1,517
Weatherford International PLC 9.875% 20244	1,825	1,966
Western Gas Partners LP 2.60% 2018	1,375	1,380
Western Gas Partners LP 3.95% 2025	3,035	3,048
Western Gas Partners LP 4.65% 2026	7,292	7,645
Williams Companies, Inc. 4.55% 2024	2,250	2,343
Williams Partners LP 4.125% 2020	5,000	5,254
Williams Partners LP 4.50% 2023	3,350	3,585
Williams Partners LP 4.30% 2024	6,030	6,364
Williams Partners LP 4.00% 2025	1,980	2,037

Capital Income Builder — Page 10 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Williams Partners LP 3.75% 2027	$8,700	$8,718
Williams Partners LP 5.10% 2045	1,500	1,564
		1,279,033
Health care0.92%
Abbott Laboratories 2.80% 2020	2,645	2,697
Abbott Laboratories 2.90% 2021	27,805	28,345
Abbott Laboratories 3.40% 2023	10,310	10,629
Abbott Laboratories 3.75% 2026	37,935	39,189
Abbott Laboratories 4.75% 2036	3,775	4,127
Abbott Laboratories 4.90% 2046	11,835	13,134
AbbVie Inc. 2.50% 2020	24,235	24,630
AbbVie Inc. 2.30% 2021	11,485	11,503
AbbVie Inc. 3.20% 2022	10,015	10,328
AbbVie Inc. 2.85% 2023	3,055	3,076
AbbVie Inc. 3.20% 2026	24,125	24,172
AbbVie Inc. 4.45% 2046	16,965	17,773
Aetna Inc. 2.80% 2023	1,095	1,108
Allergan PLC 2.35% 2018	17,700	17,777
Allergan PLC 3.00% 2020	6,830	6,993
Allergan PLC 3.45% 2022	9,790	10,193
Allergan PLC 3.80% 2025	50,268	52,461
Allergan PLC 4.75% 2045	1,003	1,099
Amgen Inc. 1.85% 2021	8,835	8,717
Amgen Inc. 2.65% 2022	8,000	8,104
Amgen Inc. 2.60% 2026	8,575	8,230
AstraZeneca PLC 2.375% 2022	10,000	9,995
Baxalta Inc. 4.00% 2025	4,830	5,092
Becton, Dickinson and Co. 2.675% 2019	2,962	3,010
Becton, Dickinson and Co. 2.894% 2022	6,485	6,526
Becton, Dickinson and Co. 3.363% 2024	11,750	11,901
Becton, Dickinson and Co. 3.734% 2024	1,504	1,551
Becton, Dickinson and Co. 3.70% 2027	25,810	26,120
Biogen Inc. 3.625% 2022	2,916	3,068
Boston Scientific Corp. 2.85% 2020	13,470	13,680
Boston Scientific Corp. 6.00% 2020	8,075	8,818
Boston Scientific Corp. 3.375% 2022	6,300	6,525
Celgene Corp. 3.625% 2024	11,015	11,539
Celgene Corp. 3.875% 2025	22,730	24,142
Celgene Corp. 4.625% 2044	905	980
Centene Corp. 4.75% 2022	6,480	6,869
Centene Corp. 4.75% 2025	950	993
EMD Finance LLC 2.40% 20204	1,600	1,613
EMD Finance LLC 2.95% 20224	9,800	10,018
EMD Finance LLC 3.25% 20254	23,400	23,666
Endo International PLC 5.75% 20224	915	850
Endo International PLC 6.00% 20234	3,175	2,768
Endo International PLC 5.875% 20244	225	234
HCA Inc. 3.75% 2019	1,915	1,965
HCA Inc. 6.50% 2020	5,000	5,475
HCA Inc. 5.25% 2026	2,675	2,902
HCA Inc. 5.50% 2047	930	972
Humana Inc. 3.85% 2024	6,800	7,162
Humana Inc. 3.95% 2027	1,500	1,578

Capital Income Builder — Page 11 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
IMS Health Holdings, Inc. 5.00% 20264	$1,000	$1,050
inVentiv Health, Inc. 7.50% 20244	1,875	2,063
Kinetic Concepts, Inc. 7.875% 20214	1,475	1,564
Kinetic Concepts, Inc. 12.50% 20214	5,000	5,638
Laboratory Corporation of America Holdings 4.70% 2045	12,565	13,115
Mallinckrodt PLC 5.625% 20234	4,195	4,038
McKesson Corp. 2.284% 2019	4,815	4,856
MEDNAX, Inc. 5.25% 20234	1,210	1,249
Medtronic, Inc. 3.35% 2027	5,000	5,165
Medtronic, Inc. 4.625% 2045	5,825	6,642
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 1.541% 201810	30,000	30,086
Molina Healthcare, Inc. 5.375% 2022	2,855	3,055
Novartis AG 5.125% 2019	15,000	15,801
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.546% 201810	5,000	5,013
Pfizer Inc. 7.20% 2039	196	300
Roche Holdings, Inc. 2.375% 20274	19,075	18,248
Shire PLC 2.40% 2021	20,275	20,205
Shire PLC 2.875% 2023	21,910	21,921
Shire PLC 3.20% 2026	33,140	32,689
Tenet Healthcare Corp. 4.625% 20244	11,385	11,357
Tenet Healthcare Corp., First Lien, 6.00% 2020	2,115	2,271
Tenet Healthcare Corp., First Lien, 4.50% 2021	13,125	13,420
Teva Pharmaceutical Finance Company BV 2.20% 2021	21,290	21,009
Teva Pharmaceutical Finance Company BV 2.80% 2023	8,990	8,835
Teva Pharmaceutical Finance Company BV 3.15% 2026	98,565	94,454
Teva Pharmaceutical Finance Company BV 4.10% 2046	13,390	12,246
UnitedHealth Group Inc. 2.70% 2020	6,460	6,619
UnitedHealth Group Inc. 2.125% 2021	4,000	4,006
UnitedHealth Group Inc. 3.75% 2025	8,180	8,706
UnitedHealth Group Inc. 3.45% 2027	1,750	1,816
Valeant Pharmaceuticals International Inc. 5.50% 20234	38,085	32,658
VPI Escrow Corp. 6.75% 20184	3,235	3,240
VPI Escrow Corp. 6.375% 20204	29,189	28,532
VPI Escrow Corp. 6.50% 20224	550	582
VPI Escrow Corp. 7.00% 20244	1,000	1,068
VRX Escrow Corp. 5.375% 20204	3,465	3,374
VRX Escrow Corp. 5.875% 20234	1,615	1,397
VRX Escrow Corp. 6.125% 20254	1,110	949
WellPoint, Inc. 2.30% 2018	2,740	2,757
WellPoint, Inc. 2.25% 2019	2,000	2,016
Zimmer Holdings, Inc. 2.00% 2018	4,800	4,809
Zimmer Holdings, Inc. 2.70% 2020	6,600	6,684
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,889
		974,689
Financials0.86%
ACE Capital Trust II 9.70% 2030	7,210	10,923
ACE INA Holdings Inc. 2.30% 2020	1,625	1,644
ACE INA Holdings Inc. 2.875% 2022	3,695	3,797
ACE INA Holdings Inc. 3.35% 2026	3,690	3,824
ACE INA Holdings Inc. 4.35% 2045	4,135	4,566
Ally Financial Inc. 4.625% 2022	5,460	5,726
Ally Financial Inc. 5.75% 2025	2,000	2,147
American Express Co. 6.15% 2017	9,080	9,109

Capital Income Builder — Page 12 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
AXA SA, junior subordinated 6.463% (undated)4	$1,900	$1,974
AXA SA, Series B, junior subordinated 6.379% (undated)4	7,000	7,954
Banco Santander, SA 3.70% 20224	6,000	6,099
Banco Santander, SA 4.40% 20274	2,475	2,529
Bank of America Corp. 5.75% 2017	5,000	5,069
Bank of America Corp. 5.65% 2018	1,940	1,995
Bank of America Corp. 2.625% 2020	6,250	6,345
Bank of America Corp. 5.875% 2021	5,000	5,576
Bank of America Corp. 2.816% 2023	6,045	6,045
Bank of America Corp. 3.248% 2027	5,500	5,365
Bank of America Corp. 3.593% 2028	15,363	15,439
Bank of America Corp. 3.705% 2028	2,175	2,204
Bank of America Corp. 3.824% 2028	5,584	5,709
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,095
Barclays Bank PLC 5.14% 2020	15,525	16,671
Barclays Bank PLC 4.375% 2026	7,750	8,120
BB&T Corp. 2.45% 2020	7,800	7,923
Berkshire Hathaway Inc. 2.20% 2021	5,000	5,052
Berkshire Hathaway Inc. 3.125% 2026	6,005	6,128
BPCE SA group 2.75% 2021	9,500	9,618
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.299% 20192,4,9,10,12	6,365	6,366
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	3,750	3,836
Citigroup Inc. 2.50% 2018	7,500	7,564
Citigroup Inc. 8.50% 2019	12,656	14,112
Citigroup Inc. 3.20% 2026	14,156	13,840
CNA Financial Corp. 7.35% 2019	6,000	6,692
Commonwealth Bank of Australia 3.90% 20474	2,000	2,012
Credit Suisse Group AG 3.80% 2022	7,888	8,262
Credit Suisse Group AG 3.80% 2023	12,050	12,573
Credit Suisse Group AG 4.55% 2026	7,500	8,068
Discover Financial Services 10.25% 2019	4,334	4,931
Discover Financial Services 4.10% 2027	12,500	12,679
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,464
Goldman Sachs Group, Inc. 2.80% 202310	2,931	3,026
Goldman Sachs Group, Inc. 2.905% 2023	18,175	18,214
Goldman Sachs Group, Inc. 2.908% 2023	22,000	22,059
Goldman Sachs Group, Inc. 3.50% 2026	7,000	6,994
Goldman Sachs Group, Inc. 3.691% 2028	13,109	13,206
HBOS PLC 6.75% 20184	25,085	26,017
HSBC Holdings PLC 4.041% 2028	1,300	1,363
HSBC Holdings PLC (3-month USD-LIBOR + 0.88%) 2.176% 201810	5,000	5,038
Intesa Sanpaolo SpA 3.125% 20224	2,650	2,671
Intesa Sanpaolo SpA 5.017% 20244	6,370	6,510
Intesa Sanpaolo SpA 3.875% 20274	1,750	1,766
JPMorgan Chase & Co. 6.30% 2019	5,000	5,378
JPMorgan Chase & Co. 4.625% 2021	5,000	5,417
JPMorgan Chase & Co. 3.54% 2028	21,625	21,843
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	49,540	51,460
Leucadia National Corp. 5.50% 2023	3,265	3,522
MetLife Global Funding I 2.30% 20194	5,395	5,451
MetLife Global Funding I 2.00% 20204	2,155	2,153
MetLife Global Funding I 2.50% 20204	4,000	4,041
MetLife Global Funding I 1.95% 20214	11,000	10,836
MetLife, Inc. 3.60% 2025	2,870	3,011

Capital Income Builder — Page 13 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Metropolitan Life Global Funding I, 3.45% 20264	$2,420	$2,502
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	10,500	10,518
Morgan Stanley 2.125% 2018	10,000	10,034
Morgan Stanley 2.50% 2021	15,000	15,060
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.487% 202210	3,500	3,537
Morgan Stanley, (3-month USD-LIBOR + 1.22%) 2.373% 202410	38,569	38,852
Morgan Stanley 3.875% 2026	7,525	7,791
Morgan Stanley 3.625% 2027	23,228	23,530
Morgan Stanley 3.591% 2028	3,000	3,012
Navient Corp. 7.25% 2023	2,500	2,748
Navient Corp. 6.75% 2025	600	631
New York Life Global Funding 1.50% 20194	3,665	3,643
New York Life Global Funding 2.10% 20194	6,000	6,042
New York Life Global Funding 1.95% 20204	2,190	2,193
New York Life Global Funding 2.00% 20204	500	501
New York Life Global Funding 1.70% 20214	21,500	20,991
New York Life Global Funding 2.30% 20224	6,500	6,497
Nordea Bank AB 1.625% 20184	2,500	2,502
Northern Trust Corp. 5.85% 20174	2,850	2,884
QBE Insurance Group Ltd. 2.40% 20184	15,035	15,053
Royal Bank of Canada 2.125% 2020	5,250	5,279
Royal Bank of Scotland PLC 3.498% 2023	7,700	7,799
Sumitomo Mitsui Banking Corp. 2.784% 2022	10,500	10,569
Swedbank AB 2.80% 20224	5,250	5,332
TD Ameritrade Holding Co. 3.30% 2027	8,000	8,079
Travelers Companies, Inc. 4.00% 2047	2,625	2,709
UniCredit SPA 3.75% 20224	1,900	1,950
UniCredit SPA 5.861% 20324	6,275	6,594
US Bancorp. (3-month USD-LIBOR + 0.49%) 1.672% 201810	5,000	5,026
US Bancorp. 2.00% 2020	2,000	2,012
US Bancorp. 2.625% 2022	7,750	7,866
US Bancorp. 3.15% 2027	11,500	11,600
Wells Fargo & Co. 2.10% 2021	15,000	14,846
Wells Fargo & Co. 2.625% 2022	38,500	38,599
Wells Fargo & Co. 3.00% 2026	3,320	3,260
Wells Fargo & Co. 3.584% 2028	21,700	22,080
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	71,606	74,291
		918,433
Telecommunication services0.61%
Altice NV, First Lien, 7.75% 20224	11,250	11,967
Altice NV 6.50% 20224	700	731
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,416
América Móvil, SAB de CV 8.46% 2036	147,200	7,628
AT&T Inc. (3-month USD-LIBOR + 0.89%) 2.201% 202310	$10,000	10,039
AT&T Inc. 3.40% 2024	13,490	13,524
AT&T Inc. 3.90% 2027	30,455	30,495
AT&T Inc. 4.25% 2027	20,500	21,126
AT&T Inc. 8.25% 2031	2,633	3,701
AT&T Inc. 4.90% 2037	9,000	8,987
AT&T Inc. 4.35% 2045	5,248	4,780
AT&T Inc. 5.45% 2047	3,270	3,474
AT&T Inc. 5.15% 2050	18,180	18,186
AT&T Inc. 5.30% 2058	7,615	7,609

Capital Income Builder — Page 14 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
CenturyLink, Inc. 7.50% 2024	$44,766	$48,739
CenturyLink, Inc., Series T, 5.80% 2022	11,450	11,937
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20204	5,895	6,013
Deutsche Telekom International Finance BV 6.75% 2018	15,000	15,778
Deutsche Telekom International Finance BV 2.82% 20224	11,250	11,389
Frontier Communications Corp. 8.875% 2020	5,500	5,624
Frontier Communications Corp. 6.25% 2021	600	529
Frontier Communications Corp. 9.25% 2021	5,575	5,310
Frontier Communications Corp. 10.50% 2022	10,825	10,203
Frontier Communications Corp. 11.00% 2025	70,760	64,922
Inmarsat PLC 6.50% 20244	1,000	1,083
Intelsat Jackson Holding Co. 7.25% 2020	625	603
SoftBank Group Corp. 3.36% 20234,9	10,000	10,162
Sprint Corp. 6.90% 2019	17,200	18,339
Sprint Corp. 11.50% 2021	143,585	184,866
Sprint Corp. 7.875% 2023	42,000	47,775
TELUS Corp. 3.70% 2027	1,500	1,534
T-Mobile US, Inc. 6.50% 2024	3,000	3,239
T-Mobile US, Inc. 6.375% 2025	8,275	8,927
T-Mobile US, Inc. 6.50% 2026	20,075	22,384
Verizon Communications Inc. 2.946% 2022	800	809
Verizon Communications Inc. 4.125% 2027	9,302	9,568
Verizon Communications Inc. 4.125% 2046	8,993	7,996
Verizon Communications Inc. 4.522% 2048	1,590	1,485
		643,877
Consumer discretionary0.52%
21st Century Fox America, Inc. 4.95% 2045	1,700	1,873
Adient Global Holdings Ltd. 4.875% 20264	750	764
AMC Networks Inc. 4.75% 2025	4,935	4,991
American Honda Finance Corp. 1.95% 2020	5,975	5,987
Bayerische Motoren Werke AG 1.45% 20194	10,210	10,155
Bayerische Motoren Werke AG 2.00% 20214	11,500	11,461
Cablevision Systems Corp. 7.75% 2018	13,475	13,980
Cablevision Systems Corp. 5.50% 20274	400	427
CBS Outdoor Americas Inc. 5.25% 2022	1,500	1,558
CBS Outdoor Americas Inc. 5.625% 2024	799	837
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,300	6,504
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	4,665	4,995
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,795	11,622
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20264	3,275	3,489
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20274	15,085	15,632
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20284	2,800	2,740
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20474	4,745	4,944
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,775	1,793
Comcast Corp. 6.30% 2017	7,000	7,099
Comcast Corp. 2.35% 2027	6,435	6,057
Comcast Corp. 3.30% 2027	7,000	7,151
Comcast Corp. 4.75% 2044	6,995	7,815
Cumulus Media Holdings Inc. 7.75% 2019	5,030	1,522
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.49% 20208,9,10	2,045	1,652
Daimler Finance NA LLC 2.70% 20204	1,500	1,523
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.030% 20184,10	1,500	1,510
DaimlerChrysler North America Holding Corp. 2.00% 20214	10,000	9,841

Capital Income Builder — Page 15 of 35

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 3.30% 20254	$6,750	$6,850
DISH DBS Corp. 7.875% 2019	7,000	7,752
DISH DBS Corp. 5.125% 2020	1,625	1,710
Dollar Tree Inc. 5.25% 2020	575	592
Dollar Tree Inc. 5.75% 2023	11,175	11,887
Federated Department Stores, Inc. 6.90% 2029	3,177	3,453
Ford Motor Co. 4.346% 2026	9,250	9,581
Ford Motor Co. 4.75% 2043	750	729
Ford Motor Credit Co. 2.375% 2018	2,500	2,507
Ford Motor Credit Co. 2.597% 2019	810	818
Ford Motor Credit Co. 3.219% 2022	4,390	4,462
Ford Motor Credit Co. 3.664% 2024	1,000	1,005
Ford Motor Credit Co. 4.134% 2025	10,000	10,266
Ford Motor Credit Co. 5.291% 2046	9,105	9,436
Gannett Co., Inc. 5.125% 2019	1,385	1,409
Gannett Co., Inc. 4.875% 20214	435	449
General Motors Financial Co. 3.70% 2020	15,890	16,461
General Motors Financial Co. 4.375% 2021	1,000	1,059
General Motors Financial Co. 3.70% 2023	2,730	2,790
Hanesbrands Inc. 4.625% 20244	360	369
Hanesbrands Inc. 4.875% 20264	1,115	1,143
Hilton Worldwide Holdings Inc. 4.25% 20244	1,500	1,519
Home Depot, Inc. 1.80% 2020	6,860	6,897
Home Depot, Inc. 4.40% 2021	10,000	10,813
Home Depot, Inc. 2.125% 2026	10,820	10,182
Home Depot, Inc. 3.90% 2047	2,250	2,278
Hyundai Capital America 2.55% 20204	3,000	3,014
Li & Fung Ltd. 6.00% (undated)	28,831	29,444
Limited Brands, Inc. 8.50% 2019	3,006	3,329
Limited Brands, Inc. 7.00% 2020	744	821
Lowe’s Companies, Inc. 3.10% 2027	4,500	4,524
Lowe’s Companies, Inc. 4.05% 2047	6,500	6,666
Marks and Spencer Group PLC 6.25% 20174	6,729	6,817
McDonald’s Corp. 2.625% 2022	2,065	2,094
McDonald’s Corp. 3.70% 2026	7,895	8,273
McDonald’s Corp. 3.50% 2027	3,000	3,076
McDonald’s Corp. 4.875% 2045	5,700	6,433
McDonald’s Corp. 4.45% 2047	6,250	6,638
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.234% 20228,9,10	3,574	3,533
MGM Resorts International 6.75% 2020	775	862
MGM Resorts International 7.75% 2022	1,500	1,766
MGM Resorts International 4.625% 2026	1,425	1,449
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 1.989% 20184,10	13,105	13,165
NBC Universal Enterprise, Inc. 5.25% 20494	9,635	10,334
Needle Merger Sub Corp. 8.125% 20194	34	34
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.474% 20208,9,10	6,257	4,682
Newell Rubbermaid Inc. 2.60% 2019	1,210	1,224
Newell Rubbermaid Inc. 3.15% 2021	11,120	11,445
Newell Rubbermaid Inc. 3.85% 2023	11,275	11,968
Newell Rubbermaid Inc. 4.20% 2026	24,285	26,034
Newell Rubbermaid Inc. 5.50% 2046	15,400	18,585
NIKE, Inc. 3.875% 2045	7,145	7,329
Petsmart, Inc. 7.125% 20234	7,100	6,434
Petsmart, Inc. 5.875% 20254	1,770	1,709

Capital Income Builder — Page 16 of 35

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Playa Resorts Holding BV 8.00% 20204	$5,002	$5,227
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,020	2,070
Sally Holdings LLC and Sally Capital Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 4.50% 20248,9	1,560	1,564
Schaeffler Verwaltungs 4.125% 20214,11	2,250	2,301
Schaeffler Verwaltungs 4.50% 20234,11	1,500	1,549
Sirius XM Radio Inc 5.00% 20274	1,695	1,740
Starbucks Corp. 4.30% 2045	1,750	1,908
Tenneco Inc. 5.00% 2026	1,475	1,505
Thomson Reuters Corp. 1.65% 2017	2,880	2,881
Thomson Reuters Corp. 4.30% 2023	2,485	2,671
Thomson Reuters Corp. 5.65% 2043	2,375	2,804
Time Warner Cable Inc. 5.00% 2020	10,000	10,653
Time Warner Inc. 3.80% 2027	4,535	4,601
Toyota Motor Credit Corp. 2.25% 2023	1,965	1,941
Univision Communications Inc. 6.75% 20224	10,000	10,412
Univision Communications Inc. 5.125% 20234	2,585	2,643
Volkswagen Group of America Finance, LLC 2.40% 20204	4,070	4,094
Walt Disney Co. 2.95% 2027	2,500	2,492
Warner Music Group 5.625% 20224	5,824	6,079
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20274	1,920	1,968
Wynn Macau, Ltd. 5.25% 20214	1,000	1,023
ZF Friedrichshafen AG 4.50% 20224	1,000	1,054
ZF Friedrichshafen AG 4.75% 20254	500	525
		549,726
Utilities0.50%
AES Corp. 8.00% 2020	2,900	3,342
AES Corp. 7.375% 2021	5,750	6,598
AES Corp. 4.875% 2023	1,250	1,284
AES Corp. 6.00% 2026	1,250	1,348
American Electric Power Co., Inc. 2.75% 2026	11,221	10,906
American Electric Power Co., Inc. 4.45% 2045	3,385	3,656
Calpine Corp. 6.00% 20224	350	362
Calpine Corp. 5.375% 2023	2,925	2,852
Calpine Corp. 5.875% 20244	5,000	5,175
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	23,591
CMS Energy Corp. 8.75% 2019	4,130	4,629
CMS Energy Corp. 6.25% 2020	43	47
CMS Energy Corp. 5.05% 2022	21,440	23,587
CMS Energy Corp. 3.00% 2026	20,849	20,556
CMS Energy Corp. 2.95% 2027	13,736	13,348
CMS Energy Corp. 3.45% 2027	280	285
CMS Energy Corp. 4.875% 2044	1,005	1,130
Consolidated Edison, Inc. 2.00% 2020	2,225	2,231
Dominion Resources, Inc. 2.579% 2020	2,325	2,349
Duke Energy Corp. 3.75% 2024	2,490	2,629
Duke Energy Corp. 2.65% 2026	4,660	4,519
Dynegy Finance Inc. 6.75% 2019	2,520	2,619
Dynegy Finance Inc. 7.375% 2022	2,290	2,327
EDP Finance BV 3.625% 20241,4	16,750	16,822
Emera Inc. 6.75% 2076	16,424	18,806
Emera US Finance LP 3.55% 2026	3,300	3,353
Emera US Finance LP 4.75% 2046	750	808
Entergy Corp. 4.00% 2022	1,850	1,966

Capital Income Builder — Page 17 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Entergy Corp. 5.59% 2024	$1,221	$1,420
Entergy Corp. 2.40% 2026	5,000	4,771
Entergy Corp. 2.95% 2026	12,750	12,413
Entergy Corp. 3.12% 2027	4,185	4,217
Entergy Louisiana, LLC 3.30% 2022	3,264	3,352
Eversource Energy 2.375% 2022	2,824	2,822
Eversource Energy 2.75% 2022	2,778	2,810
Eversource Energy 2.80% 2023	3,738	3,767
Exelon Corp. 3.497% 2022	16,679	17,300
Exelon Corp. 3.40% 2026	1,570	1,593
FirstEnergy Corp. 3.90% 2027	35,785	36,227
FirstEnergy Corp. 4.85% 2047	12,455	12,809
FirstEnergy Corp., Series B, 4.25% 2023	13,492	14,402
Great Plains Energy Inc. 4.20% 2047	4,100	4,226
Indiana Michigan Power Co. 3.75% 2047	2,175	2,161
Mississippi Power Co. 4.25% 2042	18,165	17,576
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	1,500	1,522
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	5,000	5,003
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	4,101	4,126
NV Energy, Inc 6.25% 2020	15,290	17,207
Ohio Power Co., Series G, 6.60% 2033	3,178	4,106
Ohio Power Co., Series D, 6.60% 2033	704	897
Pacific Gas and Electric Co. 3.25% 2023	17,487	18,137
Pacific Gas and Electric Co. 3.85% 2023	2,224	2,364
Pacific Gas and Electric Co. 3.40% 2024	4,032	4,193
Pacific Gas and Electric Co. 3.75% 2024	602	636
Pennsylvania Electric Co. 6.05% 2017	3,000	3,010
Progress Energy, Inc. 7.05% 2019	9,650	10,423
Progress Energy, Inc. 7.00% 2031	8,000	10,845
Progress Energy, Inc. 7.75% 2031	5,000	7,118
Public Service Co. of Colorado 5.80% 2018	4,850	5,051
Public Service Co. of Colorado 5.125% 2019	1,800	1,905
Public Service Co. of Colorado 2.50% 2023	2,731	2,729
Public Service Co. of Colorado 3.80% 2047	1,368	1,385
Public Service Electric and Gas Co., 2.375% 2023	406	404
Public Service Enterprise Group Inc. 1.60% 2019	6,495	6,436
Public Service Enterprise Group Inc. 2.00% 2021	13,500	13,241
Puget Energy, Inc. 6.50% 2020	8,815	9,900
Puget Energy, Inc. 5.625% 2022	9,023	10,141
Puget Energy, Inc. 3.65% 2025	9,902	9,932
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	1,908	1,975
State Grid Overseas Investment Ltd. 3.50% 20274	6,750	6,774
Talen Energy Corp. 6.50% 2018	1,000	1,025
Talen Energy Corp. 4.625% 20194	530	525
Tampa Electric Co. 5.40% 2021	1,987	2,204
Tampa Electric Co. 2.60% 2022	2,399	2,406
Teco Finance, Inc. 5.15% 2020	19,053	20,400
Virginia Electric and Power Co. 2.75% 2023	1,560	1,577
Virginia Electric and Power Co. 3.45% 2024	1,860	1,926
Xcel Energy Inc. 4.70% 2020	18	19
Xcel Energy Inc. 3.30% 2025	5,850	5,951
Xcel Energy Inc. 6.50% 2036	8,000	10,616
		529,100

Capital Income Builder — Page 18 of 35

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples0.38%	Principal?amount (000)	Value (000)
Alimentation Couche-Tard Inc. 2.70% 20224	$3,700	$3,712
Altria Group, Inc. 9.25% 2019	3,834	4,399
Altria Group, Inc. 2.625% 2020	4,340	4,422
Altria Group, Inc. 4.75% 2021	1,500	1,640
Altria Group, Inc. 2.95% 2023	3,800	3,875
Altria Group, Inc. 4.00% 2024	3,000	3,208
Altria Group, Inc. 2.625% 2026	1,375	1,329
Altria Group, Inc. 5.375% 2044	3,375	3,995
Altria Group, Inc. 3.875% 2046	11,640	11,201
Anheuser-Busch InBev NV 6.875% 2019	16,000	17,787
Anheuser-Busch InBev NV 2.65% 2021	3,275	3,333
Anheuser-Busch InBev NV 3.30% 2023	7,140	7,417
Anheuser-Busch InBev NV 3.65% 2026	34,825	36,079
Anheuser-Busch InBev NV 4.90% 2046	4,270	4,823
Church & Dwight Co., Inc. 2.45% 2022	190	191
Church & Dwight Co., Inc. 3.15% 2027	1,500	1,506
Coca-Cola Co. 2.20% 2022	5,250	5,276
Colgate-Palmolive Co. 3.70% 2047	1,380	1,352
Constellation Brands, Inc. 2.70% 2022	415	418
Constellation Brands, Inc. 3.50% 2027	1,545	1,568
Constellation Brands, Inc. 4.50% 2047	445	467
Costco Wholesale Corp. 2.15% 2021	5,000	5,028
Costco Wholesale Corp. 2.30% 2022	17,110	17,169
Costco Wholesale Corp. 2.75% 2024	3,000	3,018
Costco Wholesale Corp. 3.00% 2027	7,500	7,515
Kroger Co. 6.40% 2017	31,300	31,351
Molson Coors Brewing Co. 1.45% 2019	1,245	1,235
Molson Coors Brewing Co. 1.90% 20194	855	855
Molson Coors Brewing Co. 2.25% 20204	735	738
Molson Coors Brewing Co. 2.10% 2021	3,325	3,289
Molson Coors Brewing Co. 3.00% 2026	9,770	9,529
Molson Coors Brewing Co. 4.20% 2046	955	941
PepsiCo, Inc. 2.25% 2022	3,000	3,019
PepsiCo, Inc. 3.45% 2046	2,000	1,900
PepsiCo, Inc. 4.00% 2047	3,500	3,649
Pernod Ricard SA 4.45% 20224	12,500	13,507
Philip Morris International Inc. 2.00% 2020	9,795	9,845
Philip Morris International Inc. 2.625% 2022	1,850	1,872
Philip Morris International Inc. 3.60% 2023	4,545	4,786
Philip Morris International Inc. 3.875% 2042	4,500	4,355
Philip Morris International Inc. 4.25% 2044	6,000	6,179
Reckitt Benckiser Group PLC 2.375% 20224	19,100	19,062
Reckitt Benckiser Group PLC 2.75% 20244	5,905	5,891
Reynolds American Inc. 2.30% 2018	2,645	2,658
Reynolds American Inc. 3.25% 2020	7,355	7,592
Reynolds American Inc. 4.00% 2022	4,500	4,784
Reynolds American Inc. 4.45% 2025	28,500	30,701
Reynolds American Inc. 5.70% 2035	1,565	1,872
Reynolds American Inc. 6.15% 2043	1,135	1,421
Reynolds American Inc. 5.85% 2045	24,840	30,337
Walgreens Boots Alliance, Inc. 3.45% 2026	2,525	2,534
Walgreens Boots Alliance, Inc. 4.65% 2046	1,250	1,314
WM. Wrigley Jr. Co 2.40% 20184	4,075	4,104

Capital Income Builder — Page 19 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
WM. Wrigley Jr. Co 2.90% 20194	$2,000	$2,036
WM. Wrigley Jr. Co 3.375% 20204	39,685	41,039
		403,123
Industrials0.31%
3M Co. 1.625% 2021	3,300	3,272
3M Co. 2.25% 2026	7,250	6,932
Airbus Group SE 2.70% 20234	5,335	5,392
Allison Transmission Holdings, Inc. 5.00% 20244	800	830
American Airlines, Inc., 5.50% 20194	3,500	3,695
American Airlines, Inc., Series 2013-2, Class A, 4.95% 20249	365	393
ARAMARK Corp. 5.125% 2024	2,500	2,661
BNSF Funding Trust I 6.613% 2055	6,700	7,738
Bohai Financial Investment Holding Co., Ltd. 5.50% 20244	1,345	1,373
Builders FirstSource, Inc. 10.75% 20234	6,025	6,959
Canadian National Railway Co. 5.55% 2018	25,000	25,796
Canadian National Railway Co. 3.20% 2046	2,960	2,718
CEVA Group PLC 7.00% 20214	1,850	1,781
CEVA Group PLC 9.00% 20214	775	676
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20218,9,10	515	484
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.814% 20218,9,10	90	85
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.814% 20218,9,10	525	494
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.814% 20218,9,10	724	682
CK Hutchison Holdings Ltd. 2.875% 20224	50,000	50,521
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20199	276	277
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20199	195	199
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20229	1,267	1,337
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20229	4,294	4,659
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20229	4,757	5,268
Corporate Risk Holdings LLC 9.50% 20194	6,538	6,979
DAE Aviation Holdings, Inc. 10.00% 20234	4,575	5,090
Deck Chassis Acquisition Inc. 10.00% 20234	5,500	6,160
ERAC USA Finance Co. 2.70% 20234	4,500	4,437
ERAC USA Finance Co. 4.20% 20464	1,250	1,196
FedEx Corp. 4.40% 2047	1,240	1,297
General Electric Capital Corp. 2.342% 2020	5,984	6,051
General Electric Corp. 5.25% 2017	12,500	12,666
HDTFS Inc. 6.75% 2019	4,846	4,846
Honeywell International Inc. 1.85% 2021	19,160	18,969
Honeywell International Inc. 2.50% 2026	5,500	5,301
Lockheed Martin Corp. 1.85% 2018	3,370	3,381
Lockheed Martin Corp. 2.50% 2020	10,040	10,227
Lockheed Martin Corp. 3.10% 2023	2,370	2,449
Lockheed Martin Corp. 3.55% 2026	8,820	9,216
Lockheed Martin Corp. 4.50% 2036	2,320	2,557
Lockheed Martin Corp. 4.70% 2046	8,985	10,147
LSC Communications, Inc. 8.75% 20234	1,025	1,080
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20224	1,250	1,292
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20254	1,250	1,294
Republic Services, Inc. 3.80% 2018	2,500	2,544
Rockwell Collins, Inc. 2.80% 2022	2,430	2,466
Roper Technologies, Inc. 2.80% 2021	1,380	1,397
Roper Technologies, Inc. 3.80% 2026	3,865	3,994
Siemens AG 1.30% 20194	10,500	10,410

Capital Income Builder — Page 20 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
Siemens AG 2.70% 20224	$10,750	$10,940
TransDigm Inc. 5.50% 2020	12,400	12,644
United Technologies Corp. 2.30% 2022	4,000	4,017
United Technologies Corp. 2.80% 2024	8,500	8,574
United Technologies Corp. 3.125% 2027	24,000	24,327
USG Corp. 4.875% 20274	575	595
		330,765
Materials0.30%
Anglo American Capital PLC 3.75% 20224	1,000	1,026
Anglo American Capital PLC 4.75% 20274	600	641
ArcelorMittal 6.75% 2022	20,500	23,216
ArcelorMittal 6.125% 2025	1,250	1,433
Ball Corp. 4.375% 2020	1,225	1,288
CEMEX SAB de CV 5.70% 2025	7,944	8,480
CEMEX SAB de CV 7.75% 2026	10,190	11,718
CF Industries, Inc. 4.95% 2043	410	352
Chemours Co. 6.625% 2023	2,400	2,589
Chemours Co. 7.00% 2025	2,790	3,125
Consolidated Energy Finance SA 6.875% 20254	975	1,026
Corp Nacional Del Cobre De Chile 3.625% 20274	5,250	5,233
Corp Nacional Del Cobre De Chile 4.50% 20474	1,430	1,418
Dow Chemical Co. 4.125% 2021	5,300	5,697
Dow Chemical Co. 4.625% 2044	2,500	2,679
Ecolab Inc. 4.35% 2021	1,500	1,635
First Quantum Minerals Ltd. 7.00% 20214	23,782	24,793
First Quantum Minerals Ltd. 7.25% 20224	82,275	85,717
FMG Resources 4.75% 20224	1,650	1,702
FMG Resources 9.75% 20224	5,500	6,263
FMG Resources 5.125% 20244	3,100	3,236
Freeport-McMoRan Inc. 6.875% 2023	7,250	7,921
Georgia Gulf Corp. 4.875% 2023	2,500	2,594
LYB International Finance BV 3.50% 2027	6,750	6,774
LYB International Finance BV 4.875% 2044	500	545
LyondellBasell Industries NV 6.00% 2021	2,700	3,068
Monsanto Co. 2.75% 2021	515	523
Monsanto Co. 4.40% 2044	300	310
Mosaic Co. 4.25% 2023	1,700	1,795
Novelis Corp. 6.25% 20244	900	965
Novelis Corp. 5.875% 20264	1,100	1,160
Olin Corp. 5.125% 2027	7,300	7,681
Owens-Illinois, Inc. 5.875% 20234	825	916
Owens-Illinois, Inc. 6.375% 20254	3,805	4,297
Platform Specialty Products Corp. 10.375% 20214	4,300	4,751
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	416
Praxair, Inc. 3.00% 2021	5,000	5,160
Praxair, Inc. 2.20% 2022	2,000	1,988
Rayonier Advanced Materials Inc. 5.50% 20244	2,545	2,526
Reynolds Group Inc. 5.75% 2020	4,000	4,090
Reynolds Group Inc. 6.875% 20219	1,944	2,000
Ryerson Inc. 11.00% 20224	6,851	7,844
Sherwin-Williams Co. 2.75% 2022	3,620	3,667
Sherwin-Williams Co. 3.125% 2024	330	335
Sherwin-Williams Co. 3.45% 2027	7,220	7,371

Capital Income Builder — Page 21 of 35

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
Sherwin-Williams Co. 4.50% 2047	$4,775	$5,067
SPCM SA 4.875% 20254	2,585	2,659
Summit Materials, Inc. 6.125% 2023	700	737
Vale SA 6.25% 2026	1,145	1,276
Vale SA 6.875% 2036	5,435	6,074
Vale SA 6.875% 2039	26,855	30,044
Vale SA 5.625% 2042	315	313
Yara International ASA 7.875% 20194	2,225	2,443
Zekelman Industries Inc. 9.875% 20234	1,240	1,407
Zekelman Industries Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.789% 20218,9,10	990	999
		322,983
Information technology0.26%
Analog Devices, Inc. 2.50% 2021	6,990	7,013
Analog Devices, Inc. 3.125% 2023	2,500	2,537
Analog Devices, Inc. 3.50% 2026	10,020	10,239
Apple Inc. 1.55% 2021	12,130	11,916
Apple Inc. 2.85% 2024	5,250	5,317
Apple Inc. 3.20% 2027	7,285	7,401
Apple Inc. 3.35% 2027	14,275	14,684
Apple Inc. 4.25% 2047	3,900	4,168
Blackboard Inc. 9.75% 20214	77	72
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.304% 20218,9,10	594	593
Broadcom Ltd. 3.00% 20224	45,000	45,684
Broadcom Ltd. 3.625% 20244	13,750	14,137
Broadcom Ltd. 3.875% 20274	54,600	56,164
Camelot Finance SA 7.875% 20244	3,520	3,837
Camelot Finance SA, Term Loan, 4.734% 20238,9,10	1,985	2,002
Cisco Systems, Inc. 1.85% 2021	8,500	8,450
First Data Corp. 5.00% 20244	2,500	2,609
First Data Corp. 5.75% 20244	775	821
Harris Corp. 2.70% 2020	1,530	1,545
Harris Corp. 3.832% 2025	815	849
Infor (US), Inc. 5.75% 20204	1,475	1,521
International Business Machines Corp. 3.375% 2023	5,000	5,223
JDA Software Group, Inc. 7.375% 20244	550	576
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 20248,9,10	2,800	2,904
Microsoft Corp. 1.55% 2021	3,250	3,201
Microsoft Corp. 2.875% 2024	5,150	5,272
Microsoft Corp. 3.30% 2027	5,480	5,675
Microsoft Corp. 3.70% 2046	1,800	1,786
Microsoft Corp. 4.25% 2047	9,605	10,406
NXP BV and NXP Funding LLC 4.125% 20204	1,500	1,574
NXP BV and NXP Funding LLC 4.125% 20214	1,250	1,314
Oracle Corp. (3-month USD-LIBOR + 0.58%) 1.884% 201910	5,000	5,039
Oracle Corp. 1.90% 2021	16,750	16,668
Oracle Corp. 2.65% 2026	4,750	4,642
Oracle Corp. 4.125% 2045	2,525	2,622
Oracle Corp. 4.00% 2046	5,000	5,099
Solera Holdings, Inc. 10.50% 20244	1,750	2,021
		275,581

Capital Income Builder — Page 22 of 35

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate0.21%	Principal?amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.90% 2023	$4,800	$5,000
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,800	2,951
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,160	2,207
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,286
American Campus Communities, Inc. 3.35% 2020	7,200	7,408
American Campus Communities, Inc. 3.75% 2023	10,190	10,553
American Campus Communities, Inc. 4.125% 2024	3,000	3,150
Boston Properties, Inc. 3.65% 2026	2,750	2,826
Brandywine Operating Partnership, LP 3.95% 2023	170	172
Corporate Office Properties LP 3.60% 2023	515	516
Corporate Office Properties LP 5.25% 2024	590	635
Corporate Office Properties LP 5.00% 2025	4,335	4,629
DCT Industrial Trust Inc. 4.50% 2023	7,400	7,851
DDR Corp. 4.25% 2026	415	411
DDR Corp. 4.70% 2027	1,200	1,220
Developers Diversified Realty Corp. 7.875% 2020	9,000	10,306
EPR Properties 4.50% 2025	7,265	7,442
EPR Properties 4.75% 2026	3,865	4,006
Essex Portfolio L.P. 3.625% 2022	410	423
Essex Portfolio L.P. 3.25% 2023	7,845	7,914
Essex Portfolio L.P. 3.875% 2024	2,335	2,425
Gaming and Leisure Properties, Inc. 4.375% 2021	550	575
Gaming and Leisure Properties, Inc. 5.375% 2026	4,330	4,724
Hospitality Properties Trust 6.70% 2018	5,978	6,000
Hospitality Properties Trust 5.00% 2022	5,250	5,654
Hospitality Properties Trust 4.50% 2023	5,980	6,330
Hospitality Properties Trust 4.50% 2025	3,925	4,061
Host Hotels & Resorts LP 4.50% 2026	650	686
Howard Hughes Corp. 5.375% 20254	7,125	7,419
Iron Mountain Inc. 6.00% 20204	6,000	6,225
iStar Financial Inc. 5.00% 2019	5,400	5,474
Kimco Realty Corp. 4.30% 2018	10,000	10,061
Kimco Realty Corp. 3.40% 2022	870	896
Kimco Realty Corp. 3.80% 2027	11,010	11,110
Scentre Group 2.375% 20194	3,950	3,962
Scentre Group 2.375% 20214	4,220	4,187
Scentre Group 3.25% 20254	4,155	4,102
Scentre Group 3.50% 20254	9,000	9,068
Scentre Group 3.75% 20274	1,500	1,521
Select Income REIT 4.15% 2022	3,055	3,096
Simon Property Group, LP 2.35% 2022	3,250	3,242
WEA Finance LLC 2.70% 20194	9,415	9,514
WEA Finance LLC 3.25% 20204	22,015	22,495
Westfield Corp. Ltd. 3.15% 20224	14,685	14,881
		228,614
Total corporate bonds & notes		6,455,924
Mortgage-backed obligations3.78%
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 3.547% 20349,10	17	17
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.527% 20349,10	741	767
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 20429,10	116	116
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20509,10	4,320	4,358
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.176% 20499,10	5,000	5,075

Capital Income Builder — Page 23 of 35

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.509% 20434,9,10	$329	$329
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20329	243	270
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20329	150	166
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20339	200	215
Fannie Mae 4.50% 20209	266	272
Fannie Mae 6.00% 20219	441	468
Fannie Mae 5.00% 20239	1,068	1,132
Fannie Mae 4.50% 20249	5,418	5,712
Fannie Mae 4.50% 20249	1,299	1,369
Fannie Mae 6.00% 20249	2,104	2,368
Fannie Mae 6.00% 20249	16	17
Fannie Mae 6.00% 20269	7,519	8,462
Fannie Mae 6.00% 20279	10,921	12,293
Fannie Mae 5.50% 20339	311	347
Fannie Mae 3.50% 20359	37,605	39,259
Fannie Mae 6.00% 20369	4,879	5,562
Fannie Mae 6.00% 20369	3,710	4,229
Fannie Mae 6.00% 20369	2,957	3,381
Fannie Mae 6.00% 20369	2,186	2,491
Fannie Mae 6.00% 20369	865	982
Fannie Mae 3.50% 20379	60,000	62,405
Fannie Mae 5.50% 20379	343	383
Fannie Mae 6.50% 20379	1,213	1,400
Fannie Mae 6.50% 20379	315	333
Fannie Mae 6.50% 20379	183	207
Fannie Mae 7.00% 20379	3,196	3,739
Fannie Mae 7.00% 20379	219	245
Fannie Mae 7.50% 20379	556	617
Fannie Mae 7.50% 20379	276	307
Fannie Mae 7.50% 20379	117	124
Fannie Mae 5.50% 20389	3,171	3,538
Fannie Mae 5.50% 20389	2,353	2,623
Fannie Mae 5.50% 20389	1,027	1,148
Fannie Mae 5.50% 20389	577	643
Fannie Mae 5.50% 20389	368	409
Fannie Mae 6.00% 20389	1,593	1,809
Fannie Mae 7.00% 20389	64	75
Fannie Mae 5.50% 20399	225	250
Fannie Mae 4.00% 20409	687	732
Fannie Mae 6.00% 20409	11,444	12,998
Fannie Mae 4.00% 20419	1,108	1,180
Fannie Mae 4.00% 20419	658	701
Fannie Mae 4.00% 20419	555	591
Fannie Mae 4.00% 20419	336	360
Fannie Mae 5.00% 20419	10,946	11,989
Fannie Mae 6.00% 20419	8,126	9,203
Fannie Mae 4.00% 20429	26,244	27,893
Fannie Mae 4.00% 20429	15,552	16,556
Fannie Mae 4.00% 20429	5,472	5,827
Fannie Mae 4.00% 20429	3,775	4,017
Fannie Mae 4.00% 20429	2,169	2,307
Fannie Mae 4.00% 20429	1,858	1,979
Fannie Mae 4.50% 20439	5,167	5,558
Fannie Mae 4.00% 20449	12,684	13,443
Fannie Mae 4.00% 20449	7,521	7,971

Capital Income Builder — Page 24 of 35

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 4.00% 20449	$7,287	$7,723
Fannie Mae 4.00% 20459	83,347	87,813
Fannie Mae 4.00% 20459	18,553	19,666
Fannie Mae 3.00% 20469	77,155	77,353
Fannie Mae 3.50% 20469	2,744	2,841
Fannie Mae 4.00% 20469	109,425	115,318
Fannie Mae 4.00% 20469	53,348	56,545
Fannie Mae 4.00% 20469	32,593	34,546
Fannie Mae 4.00% 20469	26,380	27,961
Fannie Mae 4.00% 20469	24,600	26,027
Fannie Mae 4.00% 20469	22,838	24,207
Fannie Mae 4.00% 20469	18,891	19,987
Fannie Mae 4.00% 20469	13,390	14,166
Fannie Mae 4.00% 20469	7,647	8,106
Fannie Mae 4.00% 20469	7,005	7,412
Fannie Mae 4.00% 20469	5,491	5,810
Fannie Mae 4.00% 20469	5,205	5,517
Fannie Mae 4.00% 20469	905	954
Fannie Mae 4.50% 20469	5,342	5,748
Fannie Mae 3.50% 20479,13	234,610	241,557
Fannie Mae 3.50% 20479,13	65,390	67,219
Fannie Mae 4.00% 20479,13	545,000	573,889
Fannie Mae 4.00% 20479,13	115,000	120,912
Fannie Mae 4.00% 20479	99,543	104,878
Fannie Mae 4.50% 20479,13	100,000	107,375
Fannie Mae 4.50% 20472,9	98,000	105,576
Fannie Mae 4.50% 20479	86,700	93,281
Fannie Mae 4.50% 20479,13	74,900	80,345
Fannie Mae 4.50% 20479	9,506	10,211
Fannie Mae 4.50% 20479	6,609	7,101
Fannie Mae 4.50% 20479	4,760	5,113
Fannie Mae 7.00% 20479	59	67
Fannie Mae 3.50% 20569	70,979	72,986
Fannie Mae, Series 2006-78, Class CG, 4.50% 20219	603	607
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.486% 20269,10	10,000	9,816
Fannie Mae, Series 2017-M7, Class A2, multifamily 2.961% 20279,10	5,782	5,836
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20319	625	681
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 20369	1,806	1,578
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 20369	1,254	1,119
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 20369	392	351
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20369	232	203
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.512% 20369,10	1,700	1,691
Fannie Mae, Series 2001-50, Class BA, 7.00% 20419	81	93
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20419	82	97
Freddie Mac 5.50% 20239	927	985
Freddie Mac 5.50% 20279	2,189	2,429
Freddie Mac 3.50% 20349	1,238	1,292
Freddie Mac 3.50% 20359	15,808	16,509
Freddie Mac 3.50% 20359	8,282	8,650
Freddie Mac 3.50% 20359	6,802	7,103
Freddie Mac 3.50% 20359	6,585	6,878
Freddie Mac 3.50% 20359	3,959	4,134
Freddie Mac 3.50% 20359	449	469
Freddie Mac 3.50% 20369	25,441	26,571
Freddie Mac 5.00% 20389	1,516	1,667

Capital Income Builder — Page 25 of 35

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 5.50% 20389	$3,086	$3,442
Freddie Mac 5.00% 20399	11,301	12,430
Freddie Mac 4.00% 20409	1,735	1,840
Freddie Mac 6.00% 20409	121	137
Freddie Mac 4.50% 20419	18,389	19,800
Freddie Mac 4.50% 20419	782	842
Freddie Mac 5.00% 20419	343	377
Freddie Mac 5.50% 20419	5,525	6,164
Freddie Mac 4.00% 20429	15,552	16,451
Freddie Mac 4.50% 20439	1,823	1,957
Freddie Mac 3.50% 20459	42,064	43,671
Freddie Mac 3.50% 20469	64,708	66,740
Freddie Mac 3.50% 20469	21,843	22,602
Freddie Mac 3.50% 20469	9,018	9,331
Freddie Mac 3.50% 20469	541	552
Freddie Mac 4.00% 20469	36,171	38,291
Freddie Mac 4.00% 20469	20,124	21,304
Freddie Mac 4.00% 20469	18,199	19,265
Freddie Mac 4.00% 20469	4,126	4,367
Freddie Mac 4.00% 20479,13	131,469	138,265
Freddie Mac 4.00% 20479,13	25,000	26,335
Freddie Mac 4.50% 20479	131,193	140,748
Freddie Mac 4.50% 20479	51,385	55,128
Freddie Mac 4.50% 20479	40,000	42,913
Freddie Mac 4.50% 20479	2,646	2,850
Freddie Mac 6.50% 20479	413	460
Freddie Mac Pool #760014 2.971% 20459,10	5,611	5,785
Freddie Mac, Series 2890, Class KT, 4.50% 20199	365	369
Freddie Mac, Series K716, Class A2, multifamily 3.13% 20219	8,590	8,935
Freddie Mac, Series K023, Class A2, multifamily 2.307% 20229	18,009	18,090
Freddie Mac, Series K020, Class A2, multifamily 2.373% 20229	10,110	10,212
Freddie Mac, Series K021, Class A2, multifamily 2.396% 20229	41,420	41,853
Freddie Mac, Series K024, Class A2, multifamily 2.573% 20229	5,965	6,063
Freddie Mac, Series K718, Class A2, multifamily 2.791% 20229	11,565	11,938
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20239	3,717	3,765
Freddie Mac, Series K030, Class A2, multifamily 3.25% 20239,10	9,380	9,840
Freddie Mac, Series 2642, Class BL, 3.50% 20239	281	284
Freddie Mac, Series 2626, Class NG, 3.50% 20239	26	26
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20239,10	10,000	10,639
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20249	43,910	45,496
Freddie Mac, Series K044, Class A2, multifamily 2.811% 20259	41,090	41,857
Freddie Mac, Series K050, Class A2, multifamily 3.334% 20259,10	20,000	21,035
Freddie Mac, Series 3135, Class OP, principal only, 0% 20269	682	636
Freddie Mac, Series K056, Class A2, multifamily 2.525% 20269	10,000	9,870
Freddie Mac, Series K055, Class A2, multifamily 2.673% 20269	7,000	7,002
Freddie Mac, Series K061, Class A2, multifamily, 3.347% 20269	26,430	27,661
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 20269	12,435	13,072
Freddie Mac, Series K064, Class A2, multifamily 3.224% 20279	8,775	9,054
Freddie Mac, Series 2122, Class QM, 6.25% 20299	1,659	1,817
Freddie Mac, Series 3136, Class OP, principal only, 0% 20369	2,262	2,030
Freddie Mac, Series 3155, Class FO, principal only, 0% 20369	1,296	1,176
Freddie Mac, Series 3147, Class OD, principal only, 0% 20369	784	693
Freddie Mac, Series 3149, Class MO, principal only, 0% 20369	716	673
Freddie Mac, Series 3149, Class AO, principal only, 0% 20369	615	559
Freddie Mac, Series 3117, Class OG, principal only, 0% 20369	380	347

Capital Income Builder — Page 26 of 35

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac, Series K726, Class A2, multifamily 2.905% 20499	$6,315	$6,486
Freddie Mac, Series K063, Class A2, multifamily 3.43% 20509	7,000	7,368
Government National Mortgage Assn. 4.50% 20379	2,341	2,519
Government National Mortgage Assn. 6.00% 20399	3,189	3,628
Government National Mortgage Assn. 6.50% 20399	407	454
Government National Mortgage Assn. 3.50% 20409	251	261
Government National Mortgage Assn. 5.00% 20409	3,022	3,257
Government National Mortgage Assn. 5.50% 20409	4,098	4,585
Government National Mortgage Assn. 4.50% 20419	3,092	3,298
Government National Mortgage Assn. 5.00% 20419	3,846	4,138
Government National Mortgage Assn. 6.50% 20419	1,753	1,983
Government National Mortgage Assn. 4.50% 20439	17,753	18,887
Government National Mortgage Assn. 4.50% 20439	1,856	1,974
Government National Mortgage Assn. 4.50% 20439	1,707	1,816
Government National Mortgage Assn. 4.50% 20449	81	87
Government National Mortgage Assn. 4.50% 20459	68,665	73,050
Government National Mortgage Assn. 4.50% 20459	20,994	22,335
Government National Mortgage Assn. 4.50% 20459	14,627	15,561
Government National Mortgage Assn. 4.50% 20459	11,967	12,731
Government National Mortgage Assn. 4.50% 20459	9,475	10,080
Government National Mortgage Assn. 4.50% 20459	5,517	5,869
Government National Mortgage Assn. 4.50% 20459	1,534	1,632
Government National Mortgage Assn. 4.50% 20459	1,320	1,405
Government National Mortgage Assn. 4.00% 20479	72,206	76,289
Government National Mortgage Assn. 4.00% 20479,13	2,100	2,209
Government National Mortgage Assn. 4.50% 20479	64,575	68,761
Government National Mortgage Assn. 4.50% 20479	38,301	40,747
Government National Mortgage Assn. 4.50% 20479	1,000	1,066
Government National Mortgage Assn. 5.85% 20589	123	129
Government National Mortgage Assn. 6.21% 20589	361	362
Government National Mortgage Assn. 6.21% 20589	36	37
Government National Mortgage Assn. 4.571% 20619	2,028	2,077
Government National Mortgage Assn. 4.555% 20629	6,288	6,471
Government National Mortgage Assn. 4.633% 20629	2,568	2,656
Government National Mortgage Assn. 4.792% 20629	2,745	2,829
Government National Mortgage Assn. 4.778% 20649	897	918
Government National Mortgage Assn. 4.878% 20649	387	398
Government National Mortgage Assn. 4.885% 20649	419	430
Government National Mortgage Assn. 4.885% 20649	407	419
Government National Mortgage Assn. 4.878% 20659	395	406
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 20359	1,861	1,660
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 20379	1,208	1,094
Government National Mortgage Assn., Series 2003, 6.172% 20589	66	66
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 20479	56	56
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.190% 20459,10	5,335	5,388
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20584,9,10	1,873	1,895
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20474,9,10	100	108
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.074% 20194,9,10	22,485	22,494
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20262,4,9	1,242	1,261
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20262,4,9,10	688	696
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20564,9,10	3,630	3,627
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20564,9,10	19,158	19,380
		4,014,558

Capital Income Builder — Page 27 of 35

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Bonds, notes & other debt instruments Asset-backed obligations0.46%	Principal?amount (000)	Value (000)
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20194,9	$500	$501
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20204,9	12,345	12,490
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,9	7,500	7,530
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20224,9	4,010	4,048
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20209	19,870	19,874
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 20199	1,020	1,020
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.317% 20254,9,10	7,690	7,693
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 20194,9	49	49
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 20204,9	5,090	5,152
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20214,9	5,815	5,820
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 20214,9	3	3
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 20194,9	938	938
Bluemountain CLO Ltd., Series 2014-2A, Class AR, CLO, (3-month USD LIBOR + 0.93%) 2.237% 20264,9,10	22,260	22,261
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.314% 20254,9,10	14,395	14,396
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20199	8,738	8,732
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.568% 20244,9,10	3,905	3,913
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.263% 20264,9,10	27,300	27,307
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20254,9	1,873	1,891
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20234,9	1,310	1,310
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20194,9	847	849
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20204,9	7,100	7,185
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,9	1,500	1,524
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,9	2,395	2,449
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 20359	369	372
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 1.416% 20359,10	116	109
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.366% 20369,10	5,461	5,186
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.366% 20379,10	7,100	6,677
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.376% 20379,10	14,907	14,117
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 20209	50,000	50,001
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20219	33,755	34,052
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20364,9	1,021	1,024
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20214,9	5,132	5,158
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20214,9	3,692	3,719
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20214,9	3,500	3,531
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20214,9	12,000	12,172
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20224,9	2,890	2,926
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20214,9	1,365	1,375
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20224,9	1,510	1,519
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20224,9	1,925	1,949
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.284% 20254,9,10	8,990	8,990
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,9	6,340	6,367
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20204,9	2,000	2,036
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20199	3,058	3,056
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.367% 20234,9,10	3,218	3,221
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,9	7,000	7,104
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20194,9	2,000	1,995
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20214,9	21,524	21,593
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 20214,9	1,938	1,945
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.392% 20379,10	10,513	10,018

Capital Income Builder — Page 28 of 35

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20254,9	$2,045	$2,049
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 20379,10	2,726	2,541
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.152% 20254,9,10	3,485	3,493
Race Point CLO Ltd., Series 2012-7A, Class AR, CLO, (3-month USD-LIBOR + 1.20%) 2.379% 20244,9,10	2,899	2,899
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 20349	14	14
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20209	1,560	1,563
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 20209	5,694	5,718
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20219	10,000	10,055
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20219	1,855	1,867
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20219	7,665	7,738
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20229	7,550	7,657
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.214% 20239,10	5,000	5,016
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 1.932% 20299,10	462	464
SLM Private Credit Student Loan Trust, Series 2013-4, Class A, (1-month USD-LIBOR + 0.55%) 1.782% 20439,10	536	536
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.294% 20254,9,10	6,691	6,691
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.334% 20254,9,10	16,500	16,501
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20214,9	1,140	1,136
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20214,9	3,000	3,014
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20199	10,992	10,986
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.254% 20264,9,10	20,925	20,926
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20214,9	2,250	2,271
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20209	9,172	9,157
		489,439
Bonds & notes of governments & government agencies outside the U.S.0.37%
Japan Bank for International Cooperation 2.125% 2020	21,400	21,454
Kuwait (State of) 3.50% 20274	3,250	3,326
Manitoba (Province of) 3.05% 2024	6,850	7,072
Ontario (Province of) 3.20% 2024	10,000	10,509
Portuguese Government 3.875% 2030	€128,065	160,358
Portuguese Government 4.10% 2045	1,250	1,551
Portuguese Republic 5.125% 2024	$33,810	34,707
Portuguese Republic 4.125% 2027	€39,920	52,280
Saudi Arabia (Kingdom of) 2.375% 2021	$5,250	5,173
Saudi Arabia (Kingdom of) 2.894% 20224	5,250	5,251
Saudi Arabia (Kingdom of) 3.25% 20264	5,000	4,956
Saudi Arabia (Kingdom of) 3.628% 20274	5,000	5,083
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	84,841
		396,561
Federal agency bonds & notes0.11%
Fannie Mae 1.25% 2021	$30,500	29,956
Fannie Mae 2.125% 2026	37,230	36,504
Freddie Mac 5.50% 2017	50,000	50,120
		116,580

Capital Income Builder — Page 29 of 35

unaudited

Bonds, notes & other debt instruments Municipals0.10% Illinois0.04%	Principal?amount (000)	Value (000)
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	$3,155	$3,228
G.O. Bonds, Pension Funding Series 2003, 5.10% 20339	32,865	32,986
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,635	5,151
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	1,500	1,583
		42,948
Washington0.02%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25,000	25,247
Florida0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,584
New Jersey0.02%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,895
California0.00%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,910
Total municipals		102,584
Total bonds, notes & other debt instruments (cost: $22,903,409,000)		23,210,706
Short-term securities4.58%
Apple Inc. 1.14%–1.27% due 9/19/2017–1/2/20184	238,500	237,895
Army and Air Force Exchange Service 1.11% due 8/7/20174	28,500	28,494
Bank of New York Mellon Corp. 1.18% due 10/19/2017	50,000	49,865
CAFCO, LLC 1.10%–1.38% due 8/4/2017–12/20/20174	145,000	144,684
Chariot Funding, LLC 1.40%–1.44% due 12/22/2017–1/4/20184	150,000	149,103
Chevron Corp. 1.11% due 8/16/20174	30,000	29,986
Ciesco LLC 1.11%–1.20% due 8/9/2017–9/12/20174	75,000	74,918
Cisco Systems, Inc. 1.18%–1.19% due 9/13/2017–10/25/20174	110,000	109,805
Citibank, N.A. 1.29% due 9/29/2017	50,000	50,006
Coca-Cola Co. 0.97%–1.24% due 8/10/2017–11/7/20174	205,000	204,551
Colgate-Palmolive Co. 1.08% due 8/1/20174	54,400	54,398
Danaher Corp. 1.12% due 8/14/20174	21,500	21,491
Eli Lilly and Co. 1.10% due 8/10/20174	29,600	29,591
ExxonMobil Corp. 1.11%–1.14% due 8/28/2017–9/11/2017	72,000	71,918
Federal Farm Credit Banks 1.10%–1.21% due 1/10/2018–3/15/2018	62,000	61,607
Federal Home Loan Bank 0.86%–1.14% due 8/2/2017–1/24/2018	1,526,400	1,524,946
Freddie Mac 0.99% due 10/10/2017	150,000	149,689
General Electric Co. 1.08% due 8/1/2017	59,600	59,598
IBM Corp. 1.15% due 9/27/20174	50,000	49,911
Intel Corp. 1.10%–1.16% due 8/24/2017–9/22/2017	130,000	129,861
Jupiter Securitization Co., LLC 1.18% due 8/9/20174	35,000	34,990
National Rural Utilities Cooperative Finance Corp. 1.14% due 8/18/2017	47,750	47,722
Paccar Financial Corp. 1.11% due 8/4/2017	61,000	60,992
PepsiCo Inc. 1.10% due 8/18/2017–8/21/20174	156,500	156,403
Pfizer Inc. 1.09%–1.30% due 9/18/2017–1/17/20184	220,000	219,381
Private Export Funding Corp. 0.97% due 8/14/20174	50,000	49,978
Qualcomm Inc. 1.11% due 9/13/20174	50,000	49,929
U.S. Bank, N.A. 1.21%–1.32% due 10/24/2017–1/22/2018	200,000	200,089

Capital Income Builder — Page 30 of 35

unaudited

Short-term securities	Principal?amount (000)	Value (000)
U.S. Treasury Bills 0.82%–1.10% due 8/10/2017–12/7/2017	$690,200	$689,289
Wal-Mart Stores, Inc. 1.12% due 8/14/20174	50,000	49,979
Walt Disney Co. 1.17%–1.18% due 10/16/2017–10/27/20174	81,500	81,280
Total short-term securities (cost: $4,872,295,000)		4,872,349
Total investment securities 100.90% (cost: $95,868,132,000)		107,240,597
Other assets less liabilities (0.90)%		(961,674)
Net assets 100.00%		$106,278,923

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 7/31/2017 (000)
Purchases (000)	Sales (000)
USD1,511	EUR1,285	Citibank	8/14/2017	$(11)
USD71,797	GBP55,400	JPMorgan Chase	8/15/2017	(1,337)
USD10,880	NZD14,806	Bank of America, N.A.	8/21/2017	(235)
USD21,071	GBP16,319	Goldman Sachs	8/24/2017	(480)
USD305,091	GBP235,000	Goldman Sachs	8/24/2017	(5,242)
USD209,081	GBP160,000	Citibank	9/8/2017	(2,318)
				$(9,623)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2017, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 7/31/2017 (000)
Sampo Oyj, Class A2	29,229,310	3,953,238	—	33,182,548	$—	$293,739	$82,257	$1,818,072
SSE PLC2	78,291,002	365,000	17,276,259	61,379,743	(68,658)	(23,953)	78,162	1,117,439
EDP - Energias de Portugal, SA2	242,838,428	53,095,630	111,078,307	184,855,751	(2,240)	62,288	44,555	656,432
EDP Finance BV 3.625% 20244	—	$16,750,000	—	$16,750,000	—	135	56	16,822
Six Flags Entertainment Corp.	6,160,400	1,204,158	1,450,000	5,914,558	28,361	(16,733)	12,225	336,361
VTech Holdings Ltd.2	20,089,300	—	—	20,089,300	—	44,075	14,063	290,673
Greene King PLC2	24,691,512	—	—	24,691,512	—	2,218	2,728	223,295
Vanguard International Semiconductor Corp.2	91,675,725	23,140,000	—	114,815,725	—	(14,307)	11,299	215,235
Com Hem Holding AB2	—	14,281,000	—	14,281,000	—	62,283	3,234	208,679
Mercury General Corp.	2,909,700	—	—	2,909,700	—	15,771	5,434	174,262
Whitecap Resources Inc.	21,385,000	—	—	21,385,000	—	(12,939)	3,385	157,975
TAG Immobilien AG2	5,417,538	3,040,000	—	8,457,538	—	26,357	5,344	138,784
AA PLC2	36,819,677	1,150,000	—	37,969,677	—	3,124	2,801	122,549

Capital Income Builder — Page 31 of 35

unaudited

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 7/31/2017 (000)
TalkTalk Telecom Group PLC2	51,345,000	—	3,400,000	47,945,000	$(9,862)	$3,558	$6,480	$113,865
Marston’s PLC2	41,884,228	11,867,000	3,063,800	50,687,428	(253)	(6,799)	3,930	77,591
Gannett Co., Inc.	8,547,400	—	—	8,547,400	—	10,257	4,103	76,670
DineEquity, Inc.	1,475,000	—	379,449	1,095,551	(7,665)	(38,982)	3,580	45,071
Convenience Retail Asia Ltd.2	51,330,000	—	—	51,330,000	—	(1,836)	2,637	25,564
Leifheit AG, non-registered shares2	320,000	320,000	—	640,000	—	4,593	1,041	25,318
Abertis Infraestructuras, SA, Class A, non-registered shares2,14	47,468,263	2,877,000	12,301,269	38,043,994	34,906	759,698	—	—
Covanta Holding Corp.14	10,247,332	—	7,221,732	3,025,600	(5,727)	64,792	—	—
Moneysupermarket.com Group PLC2,14	35,588,401	—	35,588,401	—	63,765	(26,841)	—	—
Ratchaburi Electricity Generating Holding PCL, foreign registered2,14	77,350,000	—	29,713,000	47,637,000	8,058	56,419	—	—
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund REIT2,14	145,255,000	—	113,491,400	31,763,600	13,260	(6,967)	—	—
Gaming and Leisure Properties, Inc. 4.375% 202114	$550,000	—	—	$550,000	—	545	—	—
Gaming and Leisure Properties, Inc. 5.375% 202614	$3,780,000	$550,000	—	$4,330,000	—	4,632	—	—
Gaming and Leisure Properties, Inc. REIT14	10,159,257	2,769,400	2,628,400	10,300,257	6,009	385,262	—	—
					$59,954	$1,650,389	$287,314	$5,840,657

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Represents an affiliated company as defined under the Investment Company Act of 1940.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $32,788,609,000, which represented 30.85% of the net assets of the fund. This amount includes $32,674,301,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Security did not produce income during the last 12 months.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,391,579,000, which represented 3.19% of the net assets of the fund.
5	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,504,000, which represented less than .01% of the net assets of the fund.
6	Index-linked bond whose principal amount moves with a government price index.
7	Scheduled interest and/or principal payment was not received.
8	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $23,155,000, which represented .02% of the net assets of the fund.
9	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
10	Coupon rate may change periodically.
11	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
12	Value determined using significant unobservable inputs.
13	Purchased on a TBA basis.
14	Unaffiliated issuer at 7/31/2017.

Capital Income Builder — Page 32 of 35

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $648,870,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Capital Income Builder — Page 33 of 35

unaudited

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$3,782,200	$8,417,147	$—	$12,199,347
Consumer staples	6,941,973	4,371,411	—	11,313,384
Utilities	2,873,195	5,009,155	—	7,882,350
Health care	4,661,015	3,214,073	—	7,875,088
Telecommunication services	3,925,040	3,557,903	—	7,482,943
Energy	4,896,057	2,352,319	—	7,248,376
Information technology	4,165,532	1,588,638	—	5,754,170
Industrials	2,863,198	2,614,441	—	5,477,639
Consumer discretionary	2,474,897	2,035,588	—	4,510,485
Real estate	3,170,955	1,082,846	—	4,253,801
Materials	580,358	1,243,646	—	1,824,004
Miscellaneous	1,229,486	1,616,140	—	2,845,626
Preferred securities	5,446	8,100	—	13,546
Convertible stocks	476,783	—	—	476,783
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	11,635,060	—	11,635,060
Corporate bonds & notes	—	6,449,558	6,366	6,455,924
Mortgage-backed obligations	—	4,014,558	—	4,014,558
Asset-backed obligations	—	489,439	—	489,439
Bonds & notes of governments & government agencies outside the U.S.	—	396,561	—	396,561
Federal agency bonds & notes	—	116,580	—	116,580
Municipals	—	102,584	—	102,584
Short-term securities	—	4,872,349	—	4,872,349
Total	$42,046,135	$65,188,096	$6,366	$107,240,597

Capital Income Builder — Page 34 of 35

unaudited

	Other investments
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(9,623)	$—	$(9,623)

*	Securities with a value of $37,083,583,000, which represented 34.89% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,318,492
Gross unrealized depreciation on investment securities	(3,300,491)
Net unrealized appreciation on investment securities	11,018,001
Cost of investment securities	96,222,596

Key to abbreviations and symbols
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
EUR/€ = Euros
FDR = Fiduciary Depositary Receipts
Fin. = Finance
G.O. = General Obligation
GBP = British pounds
HKD = Hong Kong dollars
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NZD = New Zealand dollars
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-012-0917O-S60699	Capital Income Builder — Page 35 of 35

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe _
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: September 28, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2017